Maturity of assets and liabilities	12 Months Ended
Dec. 31, 2018
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Maturity of assets and liabilities

Note 35 – Maturity of assets and liabilities

The main assets Banked by maturity, including interest accrued as of December 31, 2018 and 2017, are detailed as follows:

	As of December 31, 2018
	Up to 1 month	Between 1 month to 3 months	Between 3 month to 1 year	Between 1 year to 3 years	Between 3 years to 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	46,266	470	19,002	22,027	4,573	4,605	96,943
Financial instruments at fair value through other comprehensive income	151,521	103,048	582,899	1,314,188	330,485	175,013	2,657,154
Loans and accounts receivable from customers at amortized cost (**)	1,595,651	2,343,263	2,115,285	2,322,459	3,464,140	9,641,692	21,482,490
Commercial loans	1,391,707	1,876,174	2,023,542	1,734,720	2,238,373	5,102,384	14,366,900
Mortgages loans	2,544	1,021	3,876	18,192	103,965	4,316,229	4,445,827
Consumer loans	201,400	466,068	87,867	569,547	1,121,802	223,079	2,669,763
Financial instruments at amortized cost	27,012	18,238	153,673	—	—	—	198,923
Investments under resale agreements	109,467	—	—	—	—	—	109,467
Financial derivative contracts	120,361	102,992	178,826	263,595	279,427	423,756	1,368,957
Interbank loans (*)	65,398	16,685	17,437	242,187	—	—	341,707

Liabilities
Investments under resale agreements	1,015,614	—	—	—	—	—	1,015,614
Deposits and other demand liabilities	3,624,335	2,311,111	2,910,851	762,998	102,155	409,661	10,121,111
Financial derivative contracts	128,367	95,019	161,214	200,052	248,765	279,389	1,112,806
Interbank borrowings	231,419	446,436	1,151,959	337,465	100,455	59,989	2,327,723
Debt instruments issued	2,449	23,261	668,648	868,994	1,125,037	3,321,735	6,010,124

(*)	Interbank loans are presented gross. The amount of allowances corresponds to MCh$463.
(**)

Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$484,707, Mortgage MCh$66,117 and Consumer MCh$217,296.

	As of December 31, 2017
	Up to 1 month	Between 1 month to 3 months	Between 3 month to 1 year	Between 1 year to 3 years	Between 3 years to 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Trading investments	18,941	298	170,098	189,735	9,365	26,624	415,061
Investments under agreements to resell	27,923	601	—	—	—	—	28,524
Derivative financial instruments	112,249	102,009	199,966	260,818	284,247	289,486	1,248,775
Interbank loans (*)	43,096	—	16,621	10,568	—	—	70,285
Loans and accounts receivable (**)	1,531,883	1,649,448	2,689,484	4,174,173	2,952,407	7,385,210	20,382,605
Commercial loans	1,226,214	1,494,950	2,513,004	2,410,168	1,917,111	4,155,099	13,716,546
Mortgages loans	35,428	66,596	98,292	649,867	446,737	2,855,833	4,152,753
Consumer loans	270,241	87,902	78,188	1,114,138	588,559	374,278	2,513,306
Available for sale instruments	86,201	155,376	408,093	790,503	805,892	417,413	2,663,478
Held to maturity investments	55,554	6,171	113,445	23,466	430	2,964	202,030

Liabilities
Investments under repurchase agreements	420,320	600	—	—	—	—	420,920
Deposits and other demand liabilities	2,957,278	1,858,394	3,936,827	793,684	118,388	372,262	10,036,833
Financial derivative contracts	144,639	90,445	172,606	250,792	241,810	194,862	1,095,154
Interbank borrowings	163,031	238,151	1,074,406	529,171	104,443	86,928	2,196,130
Debt instruments issued	3,064	46,514	625,287	1,209,242	812,979	3,252,952	5,950,038

(*)	Interbank loans are presented gross. The amount of allowances corresponds to MCh$208
(**)	Loans and accounts receivable are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$446,914, Mortgage MCh$35,019 and Consumer MCh$136,594.